UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Mar. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 9,990,561	$ 21,925,322
Accounts receivable, net	7,928,584	15,247
Loans receivable, net - current	0	0
Prepayments and other assets	2,052,286	887,960
Inventories	899,555	7,795,822
Other receivable - current		20,000,000
TOTAL CURRENT ASSETS	20,870,986	50,624,351
Property and equipment, net	36,308	55,433
TOTAL ASSETS	20,907,294	50,679,784
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	1,182,378	1,069,049
Taxes payable	108,711	125,153
Amount due to related parties	9,686,151	37,200,000
TOTAL CURRENT LIABILITIES	10,977,240	38,394,202
TOTAL LIABILITIES	10,977,240	38,394,202
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary share ($0.0001 par value, 500,000,000 shares authorized, 69,763,933 and 69,763,933 shares issued, 68,598,050 and 68,598,050 shares outstanding as of September 30, 2022 and March 31, 2022, respectively)	6,977	6,977
Additional paid-in capital	71,021,898	71,021,898
Treasury stock (1,165,883 shares as of September 30, 2022 and March 31, 2022, respectively)	(3,988,370)	(3,988,370)
Deficit	(52,297,338)	(53,107,676)
Accumulated other comprehensive loss	(4,830,322)	(1,649,223)
TOTAL SHAREHOLDERS' EQUITY	9,912,845	12,283,606
Non-controlling interest	17,209	1,976
TOTAL EQUITY	9,930,054	12,285,582
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 20,907,294	$ 50,679,784